Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant stock options in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting a stock option, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. Although we do not have a formal policy with respect to the timing of our stock option grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule. In fiscal year 2024, we did not grant stock options to our NEOs.
Award Timing Method	In the event material nonpublic information becomes known to the Compensation Committee before granting a stock option, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. Although we do not have a formal policy with respect to the timing of our stock option grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options in anticipation of the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false